Other disclosures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Equivalent value in Reais of assets and liabilities
Cash and reserves at the Central Bank of Brazil	R$ 6,947,282	R$ 126,022	R$ 174,605
Financial asset/liabilities for trading	0	626,101	402,186
Financial ssets/liabilities measured at fair value through profit or loss held for trading	1,211,296	0	0
Available-for-sale financial assets	0	11,665,952	9,787,622
Financial assets measured at fair value through other comprehensive income	7,049,727	0	0
Loans and receivables	0	18,703,454	28,061,831
Financial assets/liabilities measured at amortized cost	17,912,203	0	0
Total	33,120,508	31,121,529	38,426,244
Liabilities
Equivalent value in Reais of assets and liabilities
Cash and reserves at the Central Bank of Brazil	0	0	0
Financial asset/liabilities for trading	0	2,982,336	371,100
Financial ssets/liabilities measured at fair value through profit or loss held for trading	101,833	0	0
Available-for-sale financial assets	0	0	0
Financial assets measured at fair value through other comprehensive income	0	0	0
Loans and receivables	0	0	0
Financial assets/liabilities measured at amortized cost	35,567,194	36,306,000	39,465,409
Total	R$ 35,669,027	R$ 39,288,336	R$ 39,836,509